[MFS LOGO]                                       Annual Report
                                                 for Year Ended
                                                 April 30, 1997


MFS(R) LIMITED MATURITY FUND








LEARNING FINANCIAL BASICS THE EASY WAY (see page 27)

TABLE OF CONTENTS

Letter from the Chairman ......................................    1
A Discussion with the Portfolio Manager .......................    3
Portfolio Manager's Profile ...................................    6
Fund Facts ....................................................    7
Performance Summary ...........................................    7
Portfolio Concentration .......................................    9
Tax Form Summary ..............................................    9
Portfolio of Investments ......................................   11
Financial Statements ..........................................   13
Notes to Financial Statements .................................   19
Independent Auditors' Report ..................................   26
The ABCs of Investing .........................................   27
The MFS Family of Funds(R) ....................................   28
Trustees and Officers .........................................   29

    HIGHLIGHTS

    - FOR THE 12 MONTHS ENDED APRIL 30, 1997, CLASS A SHARES OF THE FUND PROVIDED A TOTAL RETURN AT NET ASSET VALUE OF 5.83%, CLASS B SHARES 4.99%, CLASS C SHARES 5.08%, AND CLASS I SHARES 5.83%.

    - THE FUND'S PERFORMANCE WAS POSITIVELY AFFECTED BY ITS OVERWEIGHTING IN INVESTMENT-GRADE CORPORATE SECURITIES, WHICH OUTPERFORMED TREASURY SECURITIES BY ALMOST 50 BASIS POINTS (0.50%) OVER THE PAST YEAR. (PRINCIPAL VALUE AND INTEREST ON TREASURY SECURITIES ARE GUARANTEED BY THE U.S. GOVERNMENT IF HELD TO MATURITY.)

    - AT THE SAME TIME, THE FUND'S UNDERWEIGHTING IN MORTGAGE-BACKED SECURITIES WAS DETRIMENTAL TO ITS PERFORMANCE, AS THE RETURNS IN THIS SECTOR WERE STRONGER THAN ANTICIPATED, WITH MORTGAGE SECURITIES OUTPERFORMING TREASURIES BY ABOUT 150 BASIS POINTS (1.50%).

    - ONE OF THE FUND'S BIGGEST WEIGHTINGS IS IN THE UTILITY SECTOR. AS A RESULT OF VARIOUS RESTRUCTURING PLANS SPARKED BY DEREGULATION, WE ANTICIPATE THAT MANY OF THE LOWER-RATED CREDITS IN THE ELECTRIC UTILITY INDUSTRY WILL EVENTUALLY BECOME HIGHER RATED.

LETTER FROM THE CHAIRMAN

[PHOTO: A. Keith Brodkin]


Dear Shareholders:

     After more than six years of expansion, the U.S. economy is experiencing another year of growth in 1997, although a few signs point to the possibility of a modest rise in inflation during the year. On the positive side, the pattern of moderate growth and inflation set over the past few years now seems fairly well entrenched in the economy and, short of a major international or domestic crisis, appears to have enough momentum to remain on track for some time. Also, gains in such important sectors as housing, automobiles, industrial production, and exports indicate a fair amount of underlying strength in the economy. Some of that strength was seen in the first quarter, when the U.S. economy grew at an annualized rate of 5.6% (based on preliminary estimates), a pace that would be inflationary in the unlikely event that it were to continue. The ongoing tightness in the labor market could also add some inflationary pressures to the economy. At the same time, there is some reason for caution as a result of the continuing high level of consumer debt and rising personal bankruptcies. Given these somewhat conflicting indicators, we expect real (inflation-adjusted) growth to revolve around 2% in 1997, with the strength of the first quarter moderating as we move through the balance of the year.

     In the bond markets, conflicting signals over the strength of the economy have also created near-term volatility, and the Federal Reserve Board has begun taking measured steps to control inflation by raising short-term interest rates. Although we do not expect a repeat of the rapid growth in the first quarter, we would expect the Fed to raise interest rates at least one more time in reaction to the economic momentum that was built up during the period. While inflationary forces largely remained in check in 1996, the continued strength in the labor market suggests that a pickup in inflation is still possible. At the same time, the U.S. budget deficit continues to decline and, as a percentage of gross domestic product, is now approaching 1%, which we consider a positive development for the bond markets. Although interest rates may remain volatile over the coming months, we believe that, at current levels, fixed-income markets remain equitably valued.

     We appreciate your support and welcome any questions or comments you may have.

Respectfully,

/S/ A. Keith Brodkin

A. Keith Brodkin
Chairman and President

May 14, 1997

A DISCUSSION WITH THE PORTFOLIO MANAGER

[PHOTO: GEOFFREY L. KURINSKY]

     For the 12 months ended April 30, 1997, Class A shares of the Fund provided a total return of 5.83%, Class B shares 4.99%, Class C shares 5.08%, and Class I shares 5.82%. These returns assume the reinvestment of distributions but exclude the effects of any sales charges and compare to a 6.23% return for the Merrill Lynch One- to Five-Year Government/Corporate Bond Index (a total return index comprised of coupon-bearing U.S. Treasury issues, debt of agencies of the U.S. government, and corporate debt rated "Baa" or higher by Moody's Investors Services). The returns of the Fund's Class A and Class I shares were comparable to the 5.80% return for the average short-term investment-grade debt fund as reported by Lipper Analytical Services, an independent firm that reports mutual fund performance.

Q. Could you talk about some of the reasons for the Fund's performance relative to its benchmark indices?

A. The performance of the Fund's Class A shares over the past year was roughly equivalent to that of the average fund in the Lipper category. Since interest rates on two-year Treasuries were constrained to a tight range of 5 5/8% to 6 1/2%, the portfolio's duration, or interest-rate sensitivity, has had little impact on the Fund's performance versus its peer group. The Fund's policy generally is managed so as to keep the duration within about 15% of the average for the Lipper universe, which is two years, so duration is usually not the most important ingredient in its performance. Performance was positively affected by the Fund's overweighting in investment-grade corporate securities, which outperformed Treasury securities by almost 50 basis points (0.50%) over the past year. (Principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.) The Fund's holdings in corporates averaged around 70% of the portfolio during the year, which is roughly double the average for similar funds in Lipper's category.

     On the negative side, the Fund's underweighting in mortgage-backed securities was detrimental to performance, as this sector turned in strong results, outperforming Treasury securities by about 150 basis points (1.50%). The Fund maintained an average 10% weighting in mortgage-backed securities, versus 18% for the average fund in the Lipper category.

Q. In general, how would you describe the fixed-income environment over the past year?

A. It was a relatively tranquil year in these markets, as the economy continued to grow steadily and inflationary pressures remained dormant. As is typical during periods of low volatility and steady growth, corporate and mortgage-backed securities outperformed Treasury securities. This is a relatively good environment for limited maturity investors. The Fund's net asset value averaged $7.09 for the period and throughout remained at plus or minus 1%.

Q. How is your outlook for the fixed-income markets reflected in your weighting in high-grade corporate bonds, which is now about 70% of the portfolio?

A. Environments like this, characterized by steady economic growth and low inflation, are ideal for the cash flows of corporate America and, by extension, high-grade corporate securities. Corporate securities generally underperform the markets during periods of recession, when cash flows are declining or negative. Despite the fact that the yield premium for corporate securities is as low today as it has been in 10 years, we believe our outlook for continued strong growth is consistent with the prospect of this sector's continuing to outperform Treasury securities.

Q. One of your biggest weightings is in the utility sector, at about 21% of the portfolio. What is it that you like about this sector, and are there any utilities you particularly favor?

A. Under various restructuring plans sparked by deregulation in the electric utility industry, many credits that are now rated low ("BBB" by Standard & Poor's) will eventually become higher rated. Improvements in credit ratings are generally accompanied by narrowing yield premiums, which means higher prices compared to Treasury securities. Our favorite companies in this sector include Long Island Lighting, Gulf States Utilities, and Systems Energy Resources.

Q. You also have about 22% of assets in the entertainment sector. Would you talk about this sector and any companies you like there?

A. The companies in this sector are continuing their migration from their former status as high-yield credits to solid investment-grade credits. They have already made the crossover to lower investment-grade levels in the past two to three years, and we believe that their continued focus on debt reduction and increasing cash flows will result in further credit upgrades in upcoming months. Still, we have chosen a "basket" approach to this sector to help reduce volatility in case any one company faces a bumpy road. Our favorite companies include Telecommunications, Inc., the nation's largest cable television operator, and Continental Cablevision, which is in the process of being purchased by U.S. West Corp. On the programming side, we have major commitments to Time Warner and Paramount (which are owned by Viacom, Inc. and News America Holdings, respectively).

Q. We've talked about some sectors and industries that helped the Fund over the past year; now, would you mind talking about any positions that did not perform as well as you hoped?

A. The Fund maintains positions in a couple of companies that have been adversely affected by the deteriorating patterns in consumer-debt delinquencies. Advanta Corp., a credit-card issuer, had a significant pickup in delinquencies, resulting in an unexpected loss in the first quarter of 1997. United Financial Companies has seen some increase in delinquencies on home-equity loans. Although we are very concerned about these trends and speak with company managements frequently, we believe the securities of both of these companies represent good value at current prices.

Q. You have almost 80% of the Fund's assets in securities rated "BBB," the lowest of the investment-grade categories. Why do you feel comfortable with that position?

A. For the same reason we like the corporate asset class as a whole. As long as the pace of economic activity is strong, securities of lower-quality issuers perform well. In addition, we have focused on sectors that are continuing in a period of secular credit-quality improvement; that is, that are moving toward higher ratings, such as the utility and cable sectors discussed above.

Q. As you look ahead, what changes do you see in the general economic environment and your market, and how are you positioning the Fund for those changes?

A. We are watching the current pace of economic growth and inflation very closely. While the economy has been growing at a steady pace, we are on the lookout for signs of an economic slowdown. If we see any of these signs, we will increase the duration of the portfolio to take advantage of a likely move to lower interest rates. If we see signs of a protracted slowdown, we will reduce our exposure to investment-grade securities. Finally, inflation is the enemy of every bond investor, and it has failed to show up in the current cycle, despite the strong pace of growth and resource utilization. If we begin to see signs of inflation, we will reduce the duration of the portfolio to help protect the Fund against the potential for lower bond prices that could result from higher interest rates.


/S/ Geoffrey L. Kurinsky

Geoffrey L. Kurinsky
Portfolio Manager

    PORTFOLIO MANAGER'S PROFILE

    GEOFFREY L. KURINSKY BEGAN HIS CAREER AT MFS IN 1987 IN THE FIXED INCOME DEPARTMENT. A GRADUATE OF THE UNIVERSITY OF MASSACHUSETTS AND BOSTON UNIVERSITY'S GRADUATE SCHOOL OF MANAGEMENT, HE WAS NAMED ASSISTANT VICE PRESIDENT IN 1988, VICE PRESIDENT IN 1989, AND SENIOR VICE PRESIDENT IN 1993. HE HAS MANAGED MFS(R) LIMITED MATURITY FUND SINCE ITS INCEPTION IN 1992.

FUND FACTS
STRATEGY:                THE FUND'S PRIMARY INVESTMENT OBJECTIVE IS TO
                         PROVIDE AS HIGH A LEVEL OF CURRENT INCOME AS IS
                         BELIEVED TO BE CONSISTENT WITH PRUDENT INVESTMENT
                         RISK.

COMMENCEMENT OF
INVESTMENT
OPERATIONS:              CLASS A:  FEBRUARY 26, 1992
                         CLASS B:  SEPTEMBER 7, 1993
                         CLASS C:  JULY 1, 1994
                         CLASS I:  JANUARY 2, 1997

SIZE:                    $147.5 MILLION NET ASSETS AS OF APRIL 30, 1997

PERFORMANCE SUMMARY

The information below illustrates the historical performance of MFS Limited Maturity Fund - Class A shares in comparison to various market indicators. Class A share performance results reflect the deduction of the 2.50% maximum sales charge; benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown, based on differences in loads and fees paid by shareholders investing in the different classes. It is not possible to invest in an index.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from March 1, 1992, through April 30, 1997)

                                   [GRAPH]


              Merrill Lynch One-
                to Five-Year
             Government/Corporate   MFS Limited Maturity    Consumer Price
                 Bond Index            Fund - Class A        Index - U.S.
             --------------------   --------------------    --------------
3/92                10,000                 9,747               10,000
4/93                11,130                10,732               10,390
4/94                11,280                10,905               10,635
4/95                11,970                11,569               10,960
4/96                12,859                12,436               11,268
4/97                13,660                13,162               11,583

           AVERAGE ANNUAL TOTAL RETURNS                                           Life of
               AS OF APRIL 30, 1997                 1 Year    3 Years   5 Years    Fund+
-------------------------------------------------------------------------------------------
MFS Limited Maturity Fund (Class A) including
  2.50% sales charge (SEC results)                   +3.23%    +5.59%    +5.47%     +5.46%
-------------------------------------------------------------------------------------------
MFS Limited Maturity Fund (Class A) at net asset
  value                                              +5.83%    +6.47%    +6.01%     +5.97%
-------------------------------------------------------------------------------------------
MFS Limited Maturity Fund (Class B) with CDSC (SEC
  results)                                           +1.04%    +4.68%    +5.04%     +5.19%
-------------------------------------------------------------------------------------------
MFS Limited Maturity Fund (Class B) at net asset
  value                                              +4.99%    +5.57%    +5.35%     +5.34%
-------------------------------------------------------------------------------------------
MFS Limited Maturity Fund (Class C) with CDSC (SEC
  results)                                           +4.10%    +5.64%    +5.51%     +5.49%
-------------------------------------------------------------------------------------------
MFS Limited Maturity Fund (Class C) at net asset
  value                                              +5.08%    +5.64%    +5.51%     +5.49%
-------------------------------------------------------------------------------------------
MFS Limited Maturity Fund (Class I) with CDSC (SEC
  results)                                           +5.83%    +6.47%    +6.01%     +5.97%
-------------------------------------------------------------------------------------------
MFS Limited Maturity Fund (Class I) at net asset
  value                                              +5.83%    +6.47%    +6.01%     +5.97%
-------------------------------------------------------------------------------------------
Average short-term investment- grade debt fund*      +5.80%    +5.78%    +5.45%     +5.36%
-------------------------------------------------------------------------------------------
Merrill Lynch One- to Five-Year
  Government/Corporate Bond Index++                  +6.23%    +6.59%    +6.27%     +7.73%
-------------------------------------------------------------------------------------------
Consumer Price Index**                               +2.80%    +2.89%    +2.85%     +3.60%
-------------------------------------------------------------------------------------------

 +For the period from the commencement of the Fund's investment operations,
  February 26, 1992, through April 30, 1997.
++Source: CDA/Wiesenberger.
 *Source: Lipper Analytical Services.
**The Consumer Price Index is published by the U.S. Bureau of Labor Statistics and measures the cost of living (inflation).

All results are historical and assume the reinvestment of dividends and capital gains. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

Class A share SEC results include the maximum 2.50% sales charge. Class B share SEC results reflect the applicable contingent deferred sales charge (CDSC), which declines over six years as follows: 4%, 4%, 3%, 3%, 2%, 1%, 0%. Class C shares have no initial sales charge but, along with Class B shares have higher annual fees and expenses than Class A shares. Class C share purchases are subject to a 1% CDSC if redeemed within 12 months of purchase. Class I shares, which became available on January 2, 1997, have no sales charge or Rule 12b-1 fees and are only available to certain institutional investors.

Class B and Class C share results include the performance and the operating expenses (e.g., Rule 12b-1 fees) of the Fund's Class A shares for periods prior to the commencement of offering of Class B and Class C shares. Because operating expenses attributable to Class B and Class C shares are higher than those of Class A shares, Class B, and Class C share performance generally would have been lower than Class A share performance. The Class A share performance included in the Class B and Class C share SEC performance has been adjusted to reflect the CDSC generally applicable to Class B and Class C shares rather than the sales charge generally applicable to Class A shares.

Class I share results include the performance and operating expenses (e.g., Rule 12b-1 fees) of Class A shares for periods prior to the commencement of offering of Class I shares. Because operating expenses attributable to Class A shares are greater than those of Class I shares, Class I share performance generally would have been higher than Class A share performance. The Class A share performance included in the Class I share SEC performance has been adjusted to reflect the fact that Class I shares have no initial sales charge. These results represent the percentage change in net asset value.

Performance results reflect any applicable expense subsidies and waivers, without which the results would have been less favorable. Current subsidies and waivers may be discontinued at any time.

PORTFOLIO CONCENTRATION AS OF APRIL 30, 1997

[PIE CHART]   LARGEST SECTORS



High Grade Corporates           59.0%
Cash                             3.0%
Asset-Backed                     4.0%
U.S. Treasuries                  6.0%
Yankee                           6.0%
Mortgage-Backed Securities       9.0%
Miscellaneous                   13.0%


For a more complete breakdown, refer to the Portfolio of Investments.

    TAX FORM SUMMARY

    IN JANUARY 1997, SHAREHOLDERS WERE MAILED A TAX FORM SUMMARY REPORTING THE FEDERAL TAX STATUS OF ALL DISTRIBUTIONS PAID DURING THE CALENDAR YEAR 1996.

PORTFOLIO OF INVESTMENTS - April 30, 1997
Bonds - 97.2%

----------------------------------------------------------------------------------------------
 S&P Bond
  Rating                                                      Principal Amount
(Unaudited)                        Issuer                      (000 Omitted)        Value
----------------------------------------------------------------------------------------------
              Banks and Finance - 17.9%
BB            ADVANTA Corp., 6.574s, 2000                          $3,780        $  3,686,558
NR            Banamex Credit Corp., 6.25s, 2003##                   7,800           7,440,030
BBB-          Capital One Bank, 6.97s, 2002                         3,000           2,969,490
A             Countrywide Funding Corp., 6.57s, 1997                  500             500,605
A             Lehman Brothers Holdings, Inc., 7.375s, 2007          5,000           5,077,100
BBB-          United Cos. Financial Corp., 7s, 1998                 3,750           3,752,550
BBB-          United Cos. Financial Corp., 9.35s, 1999              2,870           3,008,248
                                                                                  -----------
                                                                                 $ 26,434,581
----------------------------------------------------------------------------------------------
              Consumer Goods and Services - 3.7%
BBB-          Fingerhut Cos., Inc., 7.375s, 1999                   $5,500        $  5,497,415
----------------------------------------------------------------------------------------------
              Corporate Asset Backed - 4.4%
NR            CST Export, 97-1, 8.22s, 2004                        $3,000        $  2,996,250
NR            Merrill Lynch Mortgage Investors, Inc., 9.7s,           513             519,109
              2010
NR            Merrill Lynch Mortgage Investors, Inc., 9.75s,          204             207,068
              2010
NR            Merrill Lynch Mortgage Investors, Inc., 8.3s,            33              32,848
              2011
NR            Merrill Lynch Mortgage Investors, Inc., 10s,             28              29,492
              2011
NR            Merrill Lynch Mortgage Investors, Inc., 8.19s,        2,666           2,677,093
              2022
                                                                                  -----------
                                                                                 $  6,461,860
----------------------------------------------------------------------------------------------
              Entertainment - 21.8%
BBB           Continental Cablevision, Inc., 11s, 2007             $7,000        $  7,877,170
BBB-          NWCG Holdings Corp., 0s, 1999                         9,360           8,073,000
BB+           Paramount Communications, Inc., 7.5s, 2002            4,000           3,976,920
BBB-          TCI Communications, Inc., 7.385s, 2001                5,000           4,946,800
BBB-          Tele-Communications, Inc., 10.125s, 2001              3,000           3,247,470
BBB-          Time Warner, Inc., 6.1s, 2001##                       4,330           4,100,986
                                                                                  -----------
                                                                                 $ 32,222,346
----------------------------------------------------------------------------------------------
              Food and Beverage Products - 4.6%
BBB-          Great Atlantic & Pacific Tea Co., Inc., 9.125s,      $3,500        $  3,567,620
              1998
BBB-          RJR Nabisco, Inc., 8s, 2001                           3,250           3,202,453
                                                                                  -----------
                                                                                 $  6,770,073
----------------------------------------------------------------------------------------------
              Foreign - U.S. Dollars - 5.7%
BBB-          Hero Asia BVI Co. Ltd., 9.11s, 2001##                $2,090        $  2,166,278
BBB-          Republic of Colombia, 8.75s, 1999                     3,000           3,138,750
NR            United Mexican States, Floating Rate, 2001##          3,000           3,030,000
                                                                                  -----------
                                                                                 $  8,335,028
----------------------------------------------------------------------------------------------
              Forest and Paper Products - 3.5%
BBB-          Boise Cascade Co., 9.9s, 2001                        $4,715        $  5,184,614
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
 S&P Bond
  Rating                                                      Principal Amount
(Unaudited)                        Issuer                      (000 Omitted)        Value
----------------------------------------------------------------------------------------------
              U.S. Government and Agency Obligations - 14.9%
GOV           Federal National Mortgage Assn., 7.5s, 2001          $3,571        $  3,605,100
GOV           Government National Mortgage Assn., 7.5s,             8,782           8,885,790
                  2007 - 2011
GOV           Government National Mortgage Assn., 12.5s, 2011         448             517,637
GOV           U.S.Treasury Notes, 6.25s, 1999                       5,085           5,084,186
GOV           U.S.Treasury Notes, 6.625s, 2002                      3,850           3,857,200
                                                                                  -----------
                                                                                 $ 21,949,913
----------------------------------------------------------------------------------------------
              Utilities - Electric - 20.7%
BB            Central Maine Power Co., 7.5s, 1997                  $4,500        $  4,502,340
BBB           Edison Mission Energy Funding Corp., 6.77s,           2,653           2,626,265
              2003##
BBB-          Empresa Electrica Guacolda S.A., 7.6s, 2001##         3,305           3,326,879
BBB-          Gulf States Utilities Co., 8.21s, 2002                6,000           6,122,880
BBB-          Long Island Lighting Co., 9.625s, 2024                2,500           2,614,325
BBB-          Louisiana Power & Light Co., 10.67s, 2017             2,500           2,674,775
BBB-          Salton Sea Funding Corp., 6.69s, 2000                   695             693,380
BBB-          Salton Sea Funding Corp., 7.02s, 2000                 4,000           4,006,360
BBB-          Systems Energy Resources, 7.8s, 2000                  4,000           4,001,080
                                                                                  -----------
                                                                                 $ 30,568,284
----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $144,153,323)                                $143,424,114
Other Assets, Less Liabilities - 2.8%                                               4,125,777
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                              $147,549,891
----------------------------------------------------------------------------------------------

##SEC 144A Rule restriction.

See notes to financial statements

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

   -----------------------------------------------------------------------------------
   April 30, 1997
   -----------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $144,153,323)                 $143,424,114
  Cash                                                                       107,686
  Receivable for Fund shares sold                                            993,086
  Receivable for investments sold                                          1,006,393
  Interest receivable                                                      2,539,742
  Other assets                                                                 1,420
                                                                         -----------
      Total assets                                                      $148,072,441
                                                                         -----------
Liabilities:
  Distributions payable                                                 $    238,624
  Payable for Fund shares reacquired                                         179,487
  Payable for daily variation margin on open futures contracts                43,843
  Payable to affiliates -
    Management fee                                                             1,594
    Distribution fee                                                          57,148
  Accrued expenses and other liabilities                                       1,854
                                                                         -----------
      Total liabilities                                                 $    522,550
                                                                         -----------
Net assets                                                              $147,549,891
                                                                        -----------
Net assets consist of:
  Paid-in capital                                                       $154,344,699
  Unrealized depreciation on investments                                    (904,244)
  Accumulated net realized loss on investments                            (5,069,444)
  Accumulated distributions in excess of net investment income              (821,120)
                                                                         -----------
      Total                                                             $147,549,891
                                                                        -----------
Shares of beneficial interest outstanding                                20,952,583
                                                                          --------
Class A shares:
  Net asset value per share
    (net assets of $91,887,487 / 13,046,497 shares of beneficial
      interest outstanding)                                                $7.04
                                                                            ----
  Offering price per share (100 / 97.5)                                    $7.22
                                                                            ----
Class B shares:
  Net asset value and offering price per share
    (net assets of $34,875,396 / 4,958,818 shares of beneficial
      interest outstanding)                                                $7.03
                                                                            ----
Class C shares:
  Net asset value and offering price per share
    (net assets of $18,861,581 / 2,673,934 shares of beneficial
      interest outstanding)                                                $7.05
                                                                            ----
Class I shares:
  Net asset value, offering price and redemption price per share
    (net assets of $1,925,427 / 273,334 shares of beneficial
      interest outstanding)                                                $7.04
                                                                           -----

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements

Statement of Operations

------------------------------------------------------------------------------------
Year Ended April 30, 1997
------------------------------------------------------------------------------------
Net investment income:
  Interest Income                                                        $10,960,475
                                                                         -----------
  Expenses -
    Management fee                                                       $   573,843
    Administrative fee                                                         3,750
    Trustees' compensation                                                    21,166
    Shareholder servicing agent fee                                           63,841
    Shareholder servicing agent fee (Class A)                                 96,736
    Shareholder servicing agent fee (Class B)                                 44,464
    Shareholder servicing agent fee (Class C)                                 15,569
    Distribution and service fee (Class A)                                   144,717
    Distribution and service fee (Class B)                                   306,258
    Distribution and service fee (Class C)                                   161,296
    Printing                                                                  51,949
    Custodian fee                                                             48,728
    Auditing fees                                                             36,467
    Postage                                                                   22,618
    Amortization of organization expenses                                      3,753
    Legal fees                                                                 3,578
    Miscellaneous                                                            111,618
                                                                         -----------
      Total expenses                                                     $ 1,710,351
    Fees paid indirectly                                                      (3,158)
    Refund of expenses to investment adviser                                  52,764
                                                                         -----------
      Net expenses                                                       $ 1,759,957
                                                                         -----------
        Net investment income                                            $ 9,200,518
                                                                         -----------
Realized and unrealized gain (loss) on investments:
  Realized loss (identified cost basis) -
    Investment transactions                                              $  (550,918)
      Futures contracts                                                     (220,761)
                                                                         -----------
      Net realized loss on investments                                   $  (771,679)
                                                                         -----------
  Change in unrealized appreciation (depreciation) -
    Investments                                                          $   379,726
    Futures contracts                                                       (922,478)
                                                                         -----------
      Net unrealized loss on investments                                 $  (542,752)
                                                                         -----------
        Net realized and unrealized loss on investments                  $(1,314,431)
                                                                         -----------
          Increase in net assets from operations                         $ 7,886,087
                                                                         -----------

See notes to financial statements

Statement of Changes in Net Assets

---------------------------------------------------------------------------------------
Year Ended April 30,                                               1997            1996
---------------------------------------------------------------------------------------
Increase in net assets:
From operations -
  Net investment income                                   $   9,200,518   $   7,954,234
  Net realized gain (loss) on investments                      (771,679)      1,310,598
  Net unrealized loss on investments                           (542,752)     (1,277,654)
                                                          -------------   -------------
    Increase in net assets from operations                $   7,886,087   $   7,987,178
                                                          -------------   -------------
Distributions declared to shareholders -
  From net investment income (Class A)                    $  (6,384,077)  $  (6,197,868)
  From net investment income (Class B)                       (1,840,820)     (1,273,328)
  From net investment income (Class C)                         (942,712)       (483,038)
  From net investment income (Class I)                          (32,909)       --
  In excess of net investment income (Class A)                 (295,355)       (105,605)
  In excess of net investment income (Class B)                  (85,164)        (37,487)
  In excess of net investment income (Class C)                  (43,614)        (27,955)
  In excess of net investment income (Class I)                   (1,523)       --
                                                          -------------   -------------
    Total distributions declared to shareholders          $  (9,626,174)  $  (8,125,281)
                                                          -------------   -------------
Fund share (principal) transactions -
  Net proceeds from sale of shares                        $ 179,171,541   $  78,771,957
  Net asset value of shares issued to shareholders in
    reinvestment of distributions                             6,883,872       5,979,726
  Cost of shares reacquired                                (175,292,658)    (53,643,464)
                                                          -------------   -------------
    Increase in net assets from Fund share transactions   $  10,762,755   $  31,108,219
                                                          -------------   -------------
      Total increase in net assets                        $   9,022,668   $  30,970,116

Net assets:

  At beginning of period                                  $ 138,527,223   $ 107,557,107
                                                          -------------   -------------
  At end of period (including accumulated distributions
    in excess of net investment income of $821,120 and
    $530,649, respectively)                               $ 147,549,891   $ 138,527,223
                                                          -------------   -------------

See notes to financial statements


Financial Highlights
------------------------------------------------------------------------------------------
Year Ended April 30,           1997       1996       1995        1994       1993       1992*
------------------------------------------------------------------------------------------
                            Class A
------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):

Net asset value - beginning
  of period                 $  7.12    $  7.10    $  7.14    $   7.46    $  7.29    $  7.31
                            -------    -------    -------    --------    -------    -------
Income from investment
  operations# -
  Net investment
   income[sec.]             $  0.47    $  0.48    $  0.46    $   0.44    $  0.48    $  0.08
  Net realized and
    unrealized gain (loss)
    on investments            (0.06)      0.03      (0.04)      (0.32)      0.17+     (0.02)+
                            -------    -------    -------    --------    -------    -------
      Total from
        investment
        operations          $  0.41    $  0.51    $  0.42    $   0.12    $  0.65    $  0.06
                            -------    -------    -------    --------    -------    -------
Less distributions
  declared to
  shareholders++++ -
  From net investment
    income                  $ (0.47)   $ (0.48)   $ (0.46)   $  (0.42)   $ (0.48)   $ (0.08)
  In excess of net
    investment income         (0.02)     (0.01)     --          (0.02)     --         --
                            -------    -------    -------    --------    -------    -------
      Total distributions
        declared to
        shareholders        $ (0.49)   $ (0.49)   $ (0.46)   $  (0.44)   $ (0.48)   $ (0.08)
                            -------    -------    -------    --------    -------    -------
Net asset value - end of
  period                    $  7.04    $  7.12    $  7.10    $   7.14    $  7.46    $  7.29
                             ------     ------     ------     -------     ------     ------
Total return++                5.83%      7.50%      6.09%       1.61%      9.17%      4.98%+

Ratios (to average net assets)/Supplemental data[SEC.]:

  Expenses##                  0.94%      0.95%      0.95%       0.85%      0.60%      0.55%+
  Net investment income       6.57%      6.73%      6.54%       5.99%      6.40%      6.22%+
Portfolio turnover             489%       385%       498%        861%       472%        72%

Net assets at end of
  period (000 omitted)      $91,887    $98,582    $85,773    $100,297    $67,470    $ 4,924

   *       For the period from the commencement of investment operations, February 26, 1992, to April 30, 1992.

   +       Annualized.

   #       Per share data for the periods subsequent to April 30, 1994, are based on average shares outstanding.

  ##       For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

   +       The per share amount is not in accord with the net realized and unrealized gain
           (loss) for the period because of the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

  ++       Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

++++       For the year ended April 30, 1993, the per share distribution from net realized gain on investments was $0.0021.

[SEC.]     The investment adviser did not impose a portion of its management fee and/or assumed some of the operating expenses of the Fund for certain of the periods indicated. If these fees and/or expenses had been incurred by the Fund and if the expense reimbursement agreement had not been in effect, the net investment income per share and the ratios would have been:

  Net investment income     $  0.47    $  0.48    $  0.46    $   0.42    $  0.43    $  0.07
  Ratios (to average
  net assets):
    Expenses##                0.89%      0.91%      0.97%       1.07%      1.29%      1.44%+
    Net investment income     6.62%      6.77%      6.52%       5.77%      5.70%      5.33%+

See notes to financial statements

--------------------------------------------------------------------------------------
Year Ended April 30,                         1997        1996        1995        1994**
--------------------------------------------------------------------------------------
                                           Class B
--------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period      $  7.11     $  7.10     $  7.14     $   7.50
                                           -------     -------     -------     --------
Income from investment operations# -
  Net investment income[sec.]              $  0.41     $  0.42     $  0.41     $   0.21
  Net realized and unrealized gain (loss)
    on investments                           (0.05)       0.03       (0.05)       (0.33)
                                           -------     -------     -------     --------
      Total from investment operations     $  0.36     $  0.45     $  0.36     $  (0.12)
                                           -------     -------     -------     --------
Less distributions declared to
  shareholders -
  From net investment income               $ (0.42)    $ (0.42)    $ (0.40)    $  (0.23)
  In excess of net investment income         (0.02)      (0.02)      --           (0.01)
                                           -------     -------     -------     --------
      Total distributions declared to
        shareholders                       $ (0.44)    $ (0.44)    $ (0.40)    $  (0.24)
                                           -------     -------     -------     --------
Net asset value - end of period            $  7.03     $  7.11     $  7.10     $   7.14
                                           -------     -------     -------     --------
Total return++                               4.99%       6.52%       5.20%      (1.69)%++

Ratios (to average net assets)/Supplemental data[SEC.]:
  Expenses##                                 1.78%       1.75%       1.81%        1.74%+
  Net investment income                      5.75%       5.90%       5.73%        4.90%+
Portfolio turnover                            489%        385%        498%         861%
Net assets at end of period (000 omitted)  $34,875     $26,464     $17,334     $ 12,072

  **        For the period from the commencement of offering of Class B shares, September 7,
            1993, to April 30, 1994.

   +        Annualized.

  ++        Not annualized.

   #        Per share data for the periods subsequent to April 30, 1994, are based on average shares outstanding.

  ##        For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

[SEC.]      The investment adviser did not impose a portion of its management fee and/or assumed some of the operating expenses of the Fund for certain of the periods indicated. If these fees and/or expenses had been incurred by the Fund and if the expense reimbursement agreement had not been in effect, the net investment income per share and the ratios would have been:

   Net investment income                   $  0.41     $  0.42     $  0.41     $   0.20
   Ratios (to average net assets):
     Expenses##                              1.77%       1.77%       1.82%        1.96%+
     Net investment income                   5.76%       5.88%       5.72%        4.68%+


See notes to financial statements

----------------------------------------------------------------------------------------
           Year Ended April 30,              1997        1996       1995***     1997****
----------------------------------------------------------------------------------------
                                            Class C                             Class I
----------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period       $  7.13     $  7.11     $  7.08     $  7.08
                                            -------     -------     -------     -------
Income from investment operations# -
  Net investment income[section]            $  0.41     $  0.41     $  0.37     $  0.15
  Net realized and unrealized gain (loss)
    on investments                            (0.06)       0.04       (0.01)      (0.03)
                                            -------     -------     -------     -------
      Total from investment operations      $  0.35     $  0.45     $  0.36     $  0.12
                                            -------     -------     -------     -------
Less distributions declared to
  shareholders -
  From net investment income                $ (0.41)    $ (0.41)    $ (0.33)    $ (0.15)
  In excess of net investment income          (0.02)      (0.02)      --          (0.01)
                                            -------     -------     -------     -------
      Total distributions declared to
        shareholders                        $ (0.43)    $ (0.43)    $ (0.33)    $ (0.16)
                                            -------     -------     -------     -------
Net asset value - end of period             $  7.05     $  7.13     $  7.11     $  7.04
                                            -------     -------     -------     -------
Total return                                  5.08%       6.44%       5.25%++     1.72%++
Ratios (to average net assets)/Supplemental data[SECTION]:
  Expenses##                                  1.80%       1.80%       1.85%+      1.17%+
  Net investment income                       5.80%       5.76%       6.01%+      8.68%+
Portfolio turnover                             489%        385%        498%        489%
Net assets at end of period (000 omitted)   $18,862     $13,842     $ 4,450     $ 1,925

  ***      For the period from the commencement of offering of Class C shares, July 1,
           1994, to April 30, 1995.

 ****      For the period from the commencement of offering of Class I shares, January 2,
           1997, to April 30, 1997.

    +      Annualized.

   ++      Not annualized.

    #      Per share data are based on average shares outstanding.

   ##      For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

 [SECTION] The investment adviser did not impose a portion of its management fee and/or assumed some of the operating expenses of the Fund for certain of the periods indicated. If these fees and/or expenses had been incurred by the Fund and if the expense reimbursement agreement had not been in effect, the net investment income per share and the ratios would have been:

    Net investment income                   $  0.41     $  0.41     $  0.37     $  0.15
    Ratios (to average net assets):
      Expenses##                              1.81%       1.75%       1.88%+      1.17%+
      Net investment income                   5.80%       5.81%       5.98%+      8.68%+


See notes to financial statements

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION
MFS Limited Maturity Fund (the Fund) is a diversified series of MFS Series Trust IX (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Futures contracts, options, and options on futures contracts listed on commodities exchanges are valued at closing settlement prices. Over-the-counter options are valued by brokers through the use of a pricing model which takes into account closing bond valuations, implied volatility, and short-term repurchase rates. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Repurchase Agreements - The Fund may enter into repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that the value, including accrued interest, of the securities under each repurchase agreement is greater than amounts owed to the Fund under each such repurchase agreement. The Fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Deferred Organization Expenses - Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period beginning on the date of commencement of Fund operations.

Futures Contracts - The Fund may enter into futures contracts for the delayed delivery of securities, currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. The Fund's investment in futures contracts is designed to hedge against anticipated future changes in interest or exchange rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Should interest or exchange rates or securities prices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Dividend income is recorded on the ex-dividend date for dividends received in cash. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - The Fund's custodian bank calculates its fee based on the Funds's average daily net assets. This fee is reduced according to an expense offset arrangement with State Street Bank, the dividend disbursing agent, which provides for partial reimbursement of custody fees based on a formula developed to measure the value of cash deposited with the custodian and with the dividend disbursing agent. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Distributions to shareholders are recorded on the ex-dividend date.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains. During the year ended April 30, 1997, $135,185 and $69,145 were reclassified from paid-in capital to accumulated distributions in excess of net investment income and accumulated net realized loss on investments, respectively, due to differences between book and tax accounting for mortgage-backed securities. This change had no effect on the net assets or net asset value per share.

At April 30, 1997, the Fund, for federal income tax purposes, had a capital loss carryforward of $4,844,580 which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on April 30, 2003 ($3,619,464) and April 30, 2005 ($1,225,116).

Multiple Classes of Shares of Beneficial Interest - The Fund offers Class A, Class B, Class C, and Class I shares. The four classes of shares differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund pro rata based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES
Investment Adviser - The Fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.40% of average daily net assets.

Under a temporary expense reimbursement agreement with MFS, MFS has voluntarily agreed to pay all of the Fund's operating expenses, exclusive of management, distribution and service fees. The Fund in turn will pay MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the Fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At April 30, 1997, the aggregate unreimbursed expenses owed to MFS by the Fund amounted to $53,595, after $52,764 net reimbursement in the current year.

The Fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from MFS. Certain officers and Trustees of the Fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service

Center, Inc. (MFSC). The Fund has an unfunded defined benefit plan for all of its independent Trustees and Mr. Bailey. Included in Trustees' compensation is a net periodic pension expense of $5,141 for the year ended April 30, 1997.

Administrator - Effective March 1, 1997, the Trust has an administrative services agreement with MFS to provide the Trust with certain financial, legal, compliance, shareholder communications, and other administrative services. As a partial reimbursement for the cost of providing these services, the Fund pays MFS an administrative fee up to 0.015% per annum of the Fund's average daily net assets, provided that the administrative fee is not assessed on Fund assets that exceed $3 billion.

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $57,812 for the year ended April 30, 1997, as its portion of the sales charge on sales of Class A shares of the Fund.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The Fund's distribution plan provides that the Fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the Fund related to the distribution and servicing of its shares. These expenses include a service fee to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum (reduced to a maximum of 0.15% per annum for an indefinite period) of the Fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer, a distribution fee to MFD of up to 0.10% per annum of the Fund's average daily net assets attributable to Class A shares, commissions to dealers and payments to MFD wholesalers for sales at or above a certain dollar level, and other such distribution-related expenses that are approved by the Fund. MFD retains the service fee for accounts not attributable to a securities dealer which amounted to $21,394 for the year ended April 30, 1997. MFD is not imposing the 0.10% distribution fee for an indefinite period. Fees incurred under the distribution plan during the year ended April 30, 1997, were 0.15% of average daily net assets attributable to Class A shares on an annualized basis.

The Fund's distribution plan provides that the Fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the Fund's average daily net assets attributable to Class B and Class C shares. The service fee is currently being reduced to 0.15% on Class B shares held over one year. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. The service fee is intended to be additional consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $5,362 and $573 for Class B and Class C shares, respectively, for the year ended April 30, 1997. Fees incurred under the distribution plan during the year ended April 30, 1997, were 1.00% of average daily net assets attributable to Class B and Class C shares on an annualized basis.

Purchases over $1 million of Class A shares and certain purchases by retirement plans are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following such purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class C shares in the event of a shareholder redemption within twelve months of purchases made on or after April 1, 1996. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended April 30, 1997, were $19,436, $60,596, and $13,740 for Class A, Class B, and Class C shares, respectively.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an effective annual rate of 0.13%. Prior to January 1, 1997, the fee was calculated as a percentage of the average daily net assets of each class of shares at an effective annual rate of up to 0.15%, up to 0.22%, and up to 0.15% attributable to Class A, Class B, and Class C shares, respectively.

(4) Portfolio Securities
Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                          Purchases        Sales
 ----------------------------------------------------------------------------------
U.S. government securities                               $442,768,329   $467,114,907
Investments (non-U.S. government securities)             $253,928,444   $220,205,780

The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                          $144,153,323
                                                                        ------------

Gross unrealized depreciation                                           $ (1,018,626)

Gross unrealized appreciation                                                289,417
                                                                        ------------
    Net unrealized depreciation                                         $   (729,209)
                                                                        ------------

(5) Shares of Beneficial Interest
The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A Shares

                                 Year Ended April 30, 1997        Year Ended April 30, 1996
                                 ---------------------------      --------------------------
                                 Shares           Amount           Shares          Amount
--------------------------------------------------------------------------------------------
Shares sold                     18,594,948     $ 131,842,272      5,978,674     $ 43,102,663
Shares issued to shareholders
  in reinvestment of
  distributions                    679,953         4,817,456        638,556        4,600,038
Transfer to Class I               (208,928)       (1,608,228)        --              --
Shares reacquired              (19,861,941)     (140,565,252)    (4,851,688)     (34,933,425)
                               -----------     -------------     ----------     ------------
    Net increase (decrease)       (795,968)    $  (5,513,752)     1,765,542     $ 12,769,276
                               -----------     -------------     ----------     ------------


Class B Shares

                                 Year Ended April 30, 1997        Year Ended April 30, 1996
                                 ---------------------------      --------------------------
                                 Shares           Amount           Shares          Amount
--------------------------------------------------------------------------------------------
Shares sold                      4,460,355     $  31,584,299      2,854,814     $ 20,545,660
Shares issued to shareholders
  in reinvestment of
  distributions                    179,795         1,272,096        135,072          971,974
Shares reacquired               (3,401,650)      (24,063,061)    (1,712,548)     (12,331,259)
                               -----------     -------------     ----------     ------------
    Net increase                 1,238,500     $   8,793,334      1,277,338     $  9,186,375
                               -----------     -------------     ----------     ------------


Class C Shares
                                  Year Ended April 30, 1997        Year Ended April 30, 1996
                                 ---------------------------      --------------------------
                                 Shares           Amount           Shares          Amount
--------------------------------------------------------------------------------------------

Shares sold                      1,857,379     $  13,187,162      2,095,271     $ 15,123,634
Shares issued to shareholders
  in reinvestment of
  distributions                    107,096           759,821         56,575          407,714
Shares reacquired               (1,182,437)       (8,400,483)      (886,139)      (6,378,780)
                               -----------     -------------     ----------     ------------
    Net increase                   782,038     $   5,546,500      1,265,707     $  9,152,568
                               -----------     -------------     ----------     ------------

Class I Shares

                                     Year Ended April 30,
                                            1997*
                                   ------------------------
                                    Shares         Amount
  ---------------------------------------------------------
Shares sold                         152,170      $  949,580
Shares issued to shareholders in
  reinvestment of distributions       4,893          34,499
Transfer from Class A               208,928       1,608,228
Shares reacquired                   (92,657)       (655,634)
                                    -------      ----------
    Net increase                    273,334      $1,936,673
                                    -------      ----------

*For the period from commencement of offering of Class I shares, January 2, 1997, to April 30, 1997.

(6) LINE OF CREDIT
The Fund entered into an agreement which enables it to participate with other funds managed by MFS in an unsecured line of credit with a bank which permits borrowings up to $400 million, collectively. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the Fund for the year ended April 30, 1997, was $1,420.

(7) FINANCIAL INSTRUMENTS
The Fund trades financial instruments with off-balance sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 1997, is as follows:

Futures Contracts

                                                                       Unrealized
                                                                     Appreciation
      Expiration               Contracts           Position        (Depreciation)
---------------------------------------------------------------------------------
September 1997              77 Treasury Notes        Long             $   9,241
June 1997                  234 Treasury Notes        Short             (184,276)
                                                                      ---------
                                                                      $(175,035)
                                                                      ---------

At April 30, 1997, the Fund had sufficient cash and/or securities to cover margin requirements on open futures contracts.

INDEPENDENT AUDITORS' REPORT

To the Trustees of MFS Series Trust IX and Shareholders of MFS Limited Maturity
Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Limited Maturity Fund, a series of MFS Series Trust IX, as of April 30, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended April 30, 1997 and 1996, and the financial highlights for each of the years in the six-year period ended April 30, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at April 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Limited Maturity Fund at April 30, 1997, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
May 30, 1997

     ---------------------------------------------------------------------
This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

        INTRODUCING A QUICK AND EASY WAY TO LEARN SOME FINANCIAL BASICS:


                             THE ABCS OF INVESTING
                      part of MFS(R) Heritage Planning(SM)

                                   [Picture]

This series of brief messages provides an overview of investment topics, including:

* Dollar-cost Averaging: a simple method of investing that could work for anyone

*    Interest Rate Changes: what every fixed-income investor should know

*    Lump-sum Rollovers: how to handle a windfall

*    Professional Financial Advisers: why even smart investors may need one

* Straw into Gold: tips for weaving small lifestyle changes into dollars to invest

*    Weathering Market Downturns: how to maintain perspective

*    Basic Steps Smart Investors Take Automatically

The series will include messages on other topics as they become available.

You can read through each topic quickly in five minutes at most. Of course, these materials are not designed to turn you into an expert. Your financial adviser can provide more information on any of the ABC subjects. A conversation with your adviser might also provide an opportune occasion to review your portfolio and to assess your present and future financial needs.

To request your free copy of The ABCs of Investing series, call MFS at 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

As part of MFS Heritage Planning, your adviser has access to a wide range of MFS materials he or she would be happy to share with you on topics related to the intergenerational concerns of people today. These include financing college tuition and a secure retirement, eldercare, tax-smart gifting strategies, estate and health care planning, and other issues.

THE MFS FAMILY OF FUNDS(R)
AMERICA'S OLDEST MUTUAL FUND GROUP

The members of the MFS Family of Funds are grouped below according to the types of securities in their portfolios. For free prospectuses containing more complete information, including the exchange privilege and all charges and expenses, please contact your financial adviser or call MFS at 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time. This material should be read carefully before investing or sending money.

STOCK
--------------------------------------------------------------------------------
Massachusetts Investors Trust
Massachusetts Investors Growth Stock Fund
MFS(R) Capital Growth Fund
MFS(R) Emerging Growth Fund
MFS(R) Gold & Natural Resources Fund
MFS(R) Growth Opportunities Fund
MFS(R) Managed Sectors Fund
MFS(R) OTC Fund
MFS(R) Research Fund
MFS(R) Research Growth and Income Fund
MFS(R) Strategic Growth Fund
MFS(R) Value Fund

STOCK AND BOND
--------------------------------------------------------------------------------
MFS(R) Total Return Fund
MFS(R) Utilities Fund

BOND
--------------------------------------------------------------------------------
MFS(R) Bond Fund
MFS(R) Government Mortgage Fund
MFS(R) Government Securities Fund
MFS(R) High Income Fund
MFS(R) Intermediate Income Fund
MFS(R) Strategic Income Fund
Limited Maturity Bond
MFS(R) Government Limited Maturity Fund
MFS(R) Limited Maturity Fund
MFS(R) Municipal Limited Maturity Fund

WORLD
--------------------------------------------------------------------------------
MFS(R)/Foreign & Colonial Emerging Markets Equity Fund
MFS(R)/Foreign & Colonial International Growth Fund
MFS(R)/Foreign & Colonial International Growth and Income Fund
MFS(R) World Asset Allocation Fund(SM)
MFS(R) World Equity Fund
MFS(R) World Governments Fund
MFS(R) World Growth Fund
MFS(R) World Total Return Fund

NATIONAL TAX-FREE BOND
--------------------------------------------------------------------------------
MFS(R) Municipal Bond Fund
MFS(R) Municipal High Income Fund
MFS(R) Municipal Income Fund

STATE TAX-FREE BOND
--------------------------------------------------------------------------------
Alabama, Arkansas, California, Florida, Georgia, Maryland, Massachusetts, Mississippi, New York, North Carolina, Pennsylvania, South Carolina,
Tennessee, Virginia, West Virginia

MONEY MARKET
--------------------------------------------------------------------------------
MFS(R) Cash Reserve Fund
MFS(R) Government Money Market Fund
MFS(R) Money Market Fund

MFS(R) LIMITED MATURITY FUND


TRUSTEES

A. KEITH BRODKIN* - Chairman and President

RICHARD B. BAILEY* - Private Investor;
Former Chairman and Director (until 1991), Massachusetts Financial Services Company; Director, Cambridge Bancorp; Director, Cambridge Trust Company

PETER G. HARWOOD - Private Investor

J. ATWOOD IVES - Chairman and Chief Executive Officer, Eastern Enterprises

LAWRENCE T. PERERA - Partner, Hemenway & Barnes

WILLIAM J. POORVU - Adjunct Professor, Harvard University Graduate School of Business Administration

CHARLES W.SCHMIDT - Private Investor

ARNOLD D. SCOTT* - Senior Executive Vice President, Director and Secretary, Massachusetts Financial Services Company

JEFFREY L. SHAMES* - President and Director, Massachusetts Financial Services Company

ELAINE R. SMITH - Independent Consultant

DAVID B. STONE - Chairman, North American Management Corp. (investment advisers)


INVESTMENT ADVISER
Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116-3741

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741

PORTFOLIO MANAGER
GEOFFREY L. KURINSKY*

TREASURER
W. THOMAS LONDON*

ASSISTANT TREASURER
JAMES O. YOST*

SECRETARY
STEPHEN E. CAVAN*

ASSISTANT SECRETARY
JAMES R. BORDEWICK, JR.*

CUSTODIAN
Investors Bank & Trust Company

*Affiliated with the Investment Adviser

AUDITORS
Deloitte & Touche LLP

INVESTOR INFORMATION

For MFS stock and bond market outlooks, call toll free: 1-800-637-4458 anytime from a touch-tone telephone.

For information on MFS mutual funds, call your financial adviser or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).

INVESTOR SERVICE
MFSService Center, Inc.
P.O. Box 2281
Boston, MA 02107-9906

For general information, call toll free:
1-800-225-2606 any business day from
8 a.m. to 8 p.m. Eastern time.

For service to speech- or hearing-impaired, call toll free: 1-800-637-6576 any business day from 9 a.m. to 5 p.m. Eastern time. (To use this service, your phone must be equipped with a Telecommunications Device for the Deaf.)

For share prices, account balances, and exchanges, call toll free:
1-800-MFS-TALK (1-800-637-8255) anytime from a touch-tone telephone.

World Wide Web
www.mfs.com

[DALBAR Logo] For the third year in a row, MFS earned a #1 ranking in the DALBAR, Inc. Broker/Dealer Survey, Main Office Operations Service Quality Category. The firm achieved a 3.48 overall score on a scale of 1 to 4 in the 1996 survey. A total of 110 firms responded, offering input on the quality of service they received from 29 mutual fund companies nationwide. The survey contained questions about service quality in 15 categories, including "knowledge of phone service contacts," "accuracy of transaction processing," and "overall ease of doing business with the firm."

                                                                                                         ----------------------
MFS(R) LIMITED                                               [LOGO]                                            BULK RATE
MATURITY FUND                                                                                                U.S. POSTAGE
                                                                                                                 PAID
500 Boylston Street                                                                                              MFS
Boston, MA 02116-3741                                                                                    ----------------------

[LOGO: MFS]SM
INVESTMENT MANGEMENT

We invented the mutual fundSM






(C)1997 MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116-3741                   MLM-2 6/97 9.5M 36/236/336/836
